UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01976

                                         Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                   New York, NY 10019

(Address of principal executive offices) (Zip code)

David M. Poppe

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

            New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 686-6884

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (90.6%)

Shares		Value

	Advertising (1.8%)
854,302	Omnicom Group Inc	$73,649,375

	Aerospace/Defense (3.9%)
17,196,077	Rolls-Royce Holdings plc (United Kingdom)	162,448,688

	Application Software (4.6%)
388,766	Constellation Software, Inc. (Canada)	191,043,036

	Auto Parts (4.8%)
736,697	O’Reilly Automotive, Inc. (a)	198,790,319

	Automotive Retail (4.8%)
3,364,893	Carmax, Inc. (a)	199,268,964

	Construction & Engineering (2.7%)
2,043,163	Jacobs Engineering Group Inc.	112,946,051

	Dental Equipment (5.2%)
3,435,757	Dentsply Sirona, Inc.	214,528,667

	Diversified Banks (2.5%)
1,864,956	Wells Fargo & Co.	103,803,452

	Diversified Companies (12.8%)
1,477	Berkshire Hathaway, Inc.-Class A (a)	369,028,450
967,754	Berkshire Hathaway, Inc.-Class B (a)	161,305,237

		530,333,687

	Diversified Financial Services (1.7%)
363,020	Credit Acceptance Corp. (a)	72,389,818

	Electrical & Mechanical Systems (1.1%)
710,252	EMCOR Group, Inc.	44,710,363

	Flooring Products (2.9%)
530,213	Mohawk Industries, Inc. (a)	121,678,581

	Healthcare (0.3%)
185,274	Perrigo Company plc (Ireland)	12,300,341

	Healthcare Equipment (1.4%)
699,145	Danaher Corporation	59,797,872

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2017

(Unaudited)

Shares		Value

	Industrial & Construction Supplies (2.1%)
1,674,003	Fastenal Company	$86,211,155

	Information Processing (7.2%)
2,673,766	MasterCard, Inc.-Class A	300,718,462

	Internet Retail (1.2%)
57,681	Amazon.com, Inc. (a)	51,136,514

	Internet Services (2.0%)
46,423	The Priceline Group, Inc. (a)	82,631,547

	Internet Software & Services (6.0%)
148,518	Alphabet, Inc.-Class A (a)	125,913,560
148,928	Alphabet, Inc.-Class C (a)	123,544,712

		249,458,272

	Investment Banking & Brokerage (3.2%)
3,246,316	The Charles Schwab Corp	132,482,156

	Movies & Entertainment (3.7%)
51,019	Liberty Media Corp-Liberty Formula One - Series A (a)	1,668,321
4,692,340	Liberty Media Corp-Liberty Formula One - Series C (a) (b)	152,547,973
1,203	Liberty Media Corp-Liberty Formula One - Series C (a)	41,082

		154,257,376

	Precision Instruments (2.9%)
770,699	Waters Corp. (a)	120,467,961

	Property and Casualty Insurance (1.5%)
4,620,562	Hiscox Ltd. (Bermuda)	63,332,642

	Restaurants (2.2%)
209,996	Chipotle Mexican Grill, Inc. (a)	93,557,418

	Retailing (6.6%)
3,456,803	TJX Companies, Inc.	273,363,981

	Specialty Chemicals (1.5%)
1,356,950	Croda International plc (United Kingdom)	60,592,242

	Total Common Stocks (Cost $1,751,152,575)	3,765,898,940

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2017

(Unaudited)

Principal Amount		Value
Corporate Bond (1.0%)

	Application Software (1.0%)
49,402,900	Constellation Software, Inc. (Canada)
	7.90%, 3/31/2040	$42,867,155

	Total Corporate Bond (Cost $41,893,248)	42,867,155

U.S. Government Obligations (6.0%)
250,000,000	United States Treasury Bill, 0.745% due 04/27/2017	249,868,194

	Total U.S. Government Obligations (Cost $249,868,194)	249,868,194

	Total Investments (97.6%) (Cost $2,042,914,017)††	4,058,634,289

	Other Assets Less Liabilities (2.4%)	99,395,908

	Net Assets (100.0%)	$4,158,030,197

††

The cost for federal income tax purposes is identical. At March 31, 2017, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,039,113,748 and $23,393,476, respectively.

(a)	Non-income producing security.

(b)

Restricted security valued in accordance with procedures approved by the Fund’s Board of Directors. The value of this security totals $152,547,973, representing 3.7% of the Fund’s net assets. Information related to this security is as follows:

Issuer	Shares	Acquisition Date	Acquisition Cost	03/31/2017 Carrying Value Per Unit
Liberty Media Corp.-
Liberty Formula One-Series C	4,692,340	January 23, 2017	$117,308,500	$32.51

Notes to Schedule of Investments (Unaudited)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2017

(Unaudited)

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Fund’s Board of Directors.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2017, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the three months ended March 31, 2017.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$3,613,350,967	$—	$—	$3,613,350,967
Level 2 - Other Significant Observable Inputs	152,547,973	42,867,155	249,868,194	445,283,322

Total	$3,765,898,940	$42,867,155	$249,868,194	$4,058,634,289

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President and CEO
(principal executive officer)

Date	May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President and CEO
(principal executive officer)

Date	May 22, 2017

By (Signature and Title)	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	May 22, 2017